Related party transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Expenses Charged by Our Parent

The following is a summary of expenses charged by our parent, DUG (in thousands):

	Three months ended March 31,		Financial statement line item
	2021	2020
Royalty expense	$1,134	$475	Cost of revenue
Interest expense	509	961	Interest expense
Rent expense	357	371	General and administrative expense
Other expense	35	4	General and administrative expense

The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Years ended December 31,		Statement of Income and Comprehensive Income Line Item
	2020	2019
Royalty expense (see Note 11)	$3,015	$4,597	Cost of revenue
Interest expense (see Note 4)	3,106	3,778	Interest expense
Rent expense (see Note 10)	1,461	1,378	General and administrative expense
Other expense	155	131	General and administrative expense

Summary of Amounts Due to our Parent

Amounts due to our parent, DUG, are as follows (in thousands):

	At March 31,	At December 31,	Financial statement line item
	2021	2020
4.6% Senior Note due related party	$44,111	$45,956	Long-term borrowings with related party
Royalties and other	3,590	3,631	Accounts payable and accrued expenses
Short-term lease liability	1,347	1,399	Short-term operating lease liabilities
Accrued interest on related party note	5,221	4,918	Other non-current liabilities
Long-term lease liability	2,004	2,454	Long-term operating lease liabilities

Amounts due to our parent, DoubleU Games, are as follows (in thousands):

	At December 31,		Statement of Consolidated Balance Sheet Line Item
	2020	2019
4.6% Senior Notes with related party	$45,956	$86,371	Long-term borrowing with related party
Royalties and other expenses	3,631	2,691	Accounts payable and accrued expenses
Short-term lease liability	1,399	1,288	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Note with related party	4,918	5,169	Other non-current liabilities
Long-term lease liability	2,454	3,413	Long-term lease liabilities